Shareholder's Equity - Summary of Treasury Stock (Detail) - EUR (€) shares in Thousands, € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of treasury shares [line items]
Total amount	€ 273	€ 181	€ 281
Aegon N.V [member]
Disclosure of treasury shares [line items]
Number of shares	102,369	66,632
Total amount	€ 273	€ 181
Aegon N.V [member] | Common shares [member] | Aegon N V [member]
Disclosure of treasury shares [line items]
Number of shares	70,958	52,686
Total amount	€ 262	€ 171
Aegon N.V [member] | Common shares [member] | Subsidiaries [Member]
Disclosure of treasury shares [line items]
Number of shares	822	1,062
Total amount	€ 8	€ 9
Aegon N.V [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Number of shares	30,589	12,884	25,310
Total amount	€ 3	€ 1	€ 3